Notes to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flows Explanatory Notes [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities	The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the
Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2023	£m	£m	£m	£m	£m	£m
At 1 January	36,420	2,332	2,196	129	—	41,077
Proceeds from issue of debt securities	5,347	—	—	—	—	5,347
Repayment of debt securities	(5,438)	—	—	—	—	(5,438)
Proceeds from issue of subordinated liabilities	—	1,050	—	—	—	1,050
Repayment of subordinated liabilities	—	(971)	—	—	—	(971)
Principal elements of lease payments	—	—	—	(48)	—	(48)
Dividends paid	—	—	—	—	(1,671)	(1,671)
Liability-related other changes	(159)	25	—	33	—	(101)
Non-cash changes:
– Unrealised foreign exchange	(750)	(54)	—	—	—	(804)
– Other changes	358	4	—	—	1,671	2,033
At 31 December	35,778	2,386	2,196	114	—	40,474

2022
At 1 January	31,580	2,228	2,191	134	—	36,133
Proceeds from issue of debt securities	8,667	—	—	—	—	8,667
Repayment of debt securities	(4,482)	—	—	—	—	(4,482)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(750)	—	—	(750)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,173)	(1,173)
Liability-related other changes	(1,282)	2	5	21	—	(1,254)
Non-cash changes:
– Unrealised foreign exchange	1,893	190	—	—	—	2,083
– Other changes	44	(47)	—	—	1,173	1,169
At 31 December	36,420	2,332	2,196	129	—	41,077

2021
At 1 January	43,679	2,556	2,241	100	—	48,576
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)
Issue of other equity instruments	—	—	450	—	—	450
Repurchase of other equity instruments	—	—	(500)	—	—	(500)
Principal elements of lease payments	—	—	—	(25)	—	(25)
Dividends paid	—	—	—	—	(1,506)	(1,506)
Liability-related other changes	(473)	(4)	—	59	—	(418)
Non-cash changes:
– Unrealised foreign exchange	(930)	14	—	—	—	(916)
– Other changes	181	(334)	—	—	1,506	1,353
At 31 December	31,580	2,228	2,191	134	—	36,133